Related Party Transactions - Seaport Group SIBS LLC (Details)						1 Months Ended	3 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Feb. 18, 2025 shares	Jan. 02, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 27, 2024 USD ($)	Apr. 30, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares	Jan. 07, 2025 $ / shares shares	Dec. 31, 2023 USD ($)
Related Party Transactions
Total debt liability owed	$ 28,787,160			$ 107,468,217			$ 28,787,160		$ 88,996,117
Amount drawn							0
Interest payable	$ 869,821			57,474,111			$ 869,821
Warrants outstanding				$ 16,241,092					22,024,165
Exercise price of warrant | $ / shares	$ 0.01			$ 0.01			$ 0.01
Warrants exercised in cash							$ 30,010
Seaport Group SIBS, LLC notes
Related Party Transactions
Total debt liability owed				$ 856,121
Seaport Group SIBS, LLC
Related Party Transactions
Number of warrants converted to common stock | shares	3,000,000						3,000,000
Exercise price of warrant | $ / shares	$ 0.01						$ 0.01
Warrants exercised in cash	$ 30,000
Debt conversion converted instrument shares issued | shares	5,350,000
Seaport Group SIBS, LLC | Subsequent Events
Related Party Transactions
Shares issued for warrant exercises | shares						3,000,000
Related party
Related Party Transactions
Interest payable	$ 574,408			39,711,139			$ 574,408		$ 32,599,048
Related party | Seaport Group SIBS, LLC
Related Party Transactions
Number of warrants converted to common stock | shares	3,000,000						3,000,000
Exercise price of warrant | $ / shares	$ 0.01						$ 0.01
Number of shares exercised	5,350,000				1,149,230
Warrants exercised in cash	$ 30,000
Shares issued for warrant exercises | shares	3,000,000
Debt conversion converted instrument shares issued | shares		1,249,230	100,000
Related party | Seaport Group SIBS, LLC | Exercise of warrants associated with First bridge loan
Related Party Transactions
Warrants outstanding				$ 18,575,421
Number of warrants converted to common stock | shares				5,554,792
Exercise price of warrant | $ / shares								$ 10
Related party | Seaport Group SIBS, LLC | Exercise of warrants associated with second bridge loan
Related Party Transactions
Warrants outstanding				$ 2,212,000
Number of warrants converted to common stock | shares								1,000,000
Related party | Seaport Group SIBS, LLC | Subsequent Events
Related Party Transactions
Debt conversion converted instrument shares issued | shares						8,350,000
Related party | Seaport Group SIBS, LLC | Line of credit
Related Party Transactions
Maximum credit facility				$ 2,000,000
Debt term				12 months
Annual interest rate				15.00%
Related party | Seaport Group SIBS, LLC | Seaport Group SIBS, LLC notes
Related Party Transactions
Number of shares exercised				303,951
Principal balance payable				$ 1,000,000